Exploration for and evaluation of oil and natural gas resources - Summary of Exploration and Evaluation Information(Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration and evaluation costs
Exploration expenditure written off	$ 1,603	$ 1,274	$ 1,829
Exploration expense for the year	2,080	1,721	2,353
Intangible assets	18,355	18,183	18,660
Impairment and losses on sale of businesses and fixed assets	1,216	(1,664)	1,909
Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	17,026	16,960	17,286
India | Exploration And Evaluation Assets KG D6
Exploration and evaluation costs
Impairment and losses on sale of businesses and fixed assets		(234)
Upstream
Exploration and evaluation costs
Exploration expenditure written off	1,603	1,274	1,829
Other exploration costs	477	447	524
Exploration expense for the year	2,080	1,721	2,353
Liabilities	82	102	145
Net assets	16,944	16,858	17,141
Cash used in operating activities	477	447	524
Cash used in investing activities	1,901	2,920	1,216
Upstream | Exploration and appraisal expenditure
Exploration and evaluation costs
Impairment losses	0	62	0
Intangible assets	17,026	16,960	17,286
Upstream | Angola | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	574		336
Upstream | Egypt | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	208
Upstream | Gulf of Mexico | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	$ 145	611	345
Upstream | Brazil | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		601
Upstream | India | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		216
Upstream | India | Exploration And Evaluation Assets KG D6
Exploration and evaluation costs
Exploration expenditure written off		$ (319)
Upstream | Libya | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off			$ 432